As filed with the Securities and Exchange Commission on April 26, 2017

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-2148

Copies to:
Matthew A. Wolfe, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407	Donald W. Smith, Esq. Fatima S. Sulaiman, Esq. K&L Gates, LLP 1601 K Street, N.W. Washington, DC 20006
(Name and Address of Agent for Service)	Telephone: (202) 778-9223

It is proposed that this filing will become effective

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On May 30, 2017 pursuant to paragraph (b)(1)(iii) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [ ] pursuant to paragraph (a)(1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2)of Rule 485.

☐	On [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A for GuideStone Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of designating a new effective date, May 30, 2017, for the Trust’s Post-Effective Amendment No. 65 (“PEA No. 65”), which was filed with the Commission via EDGAR Accession No. 0001193125-17-043785 on February 14, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 65 by means of this filing, Parts A, B and C of PEA No. 65 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the GuideStone Funds Strategic Alternatives Fund is incorporated herein by reference to Part A of PEA No. 65.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the GuideStone Funds Strategic Alternatives Fund is incorporated herein by reference to Part B of PEA No. 65.

PART C – OTHER INFORMATION

The Part C for the GuideStone Funds Strategic Alternatives Fund is incorporated herein by reference to Part C of PEA No. 65.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 26th day of April, 2017.

GUIDESTONE FUNDS

By: /s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ William Craig George*	Trustee, Chairman of the Board	April 26, 2017
William Craig George

/s/ Thomas G. Evans*	Trustee	April 26, 2017
Thomas G. Evans

/s/ James W. Hixson*	Trustee	April 26, 2017
James W. Hixson

/s/ Barry D. Hartis*	Trustee	April 26, 2017
Barry D. Hartis

/s/ Grady R. Hazel*	Trustee	April 26, 2017
Grady R. Hazel

/s/ Christopher W. Kersey, MD, MBA*	Trustee	April 26, 2017
Christopher W. Kersey, MD, MBA

/s/ Joseph A. Mack*	Trustee	April 26, 2017
Joseph A. Mack

/s/ Franklin R. Morgan*	Trustee	April 26, 2017
Franklin R. Morgan

/s/ Kyle L. Tucker*	Trustee	April 26, 2017
Kyle L. Tucker

/s/ Patrick Pattison	Vice President and Treasurer	April 26, 2017
Patrick Pattison	(principal financial officer)

*By: /s/ John R. Jones John R. Jones	Attorney-in-Fact	April 26, 2017